SHARE CAPITAL - Share Purchase Warrants (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Disclosure of classes of share capital
Number outstanding | shares	5,000,000		10,000,000	18,250,000
Exercise Price US$ | $ / shares			$ 0.40
Number of outstanding shares | shares	5,000,000		8,250,000
Proceeds from exercise of warrants | $	$ 12.0	$ 15.6
Common share price | $ / shares	$ 4.75	$ 4.29
Exercise Price $3.28 Expiry Date June 29, 2023
Disclosure of classes of share capital
Number outstanding | shares	5,000,000
Exercise Price US$ | $ / shares	$ 3.28